LOANS PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
LOANS PAYABLE
LOANS PAYABLE

NOTE 7 - LOANS PAYABLE

Promissory Notes Payable

We issued a promissory note for $1,750,000 pursuant to the Parrut acquisition agreement dated July 7, 2021. The note had a term of 24 months, accrued interest at 6%, and originally matured on July 1, 2023. The note required monthly payments of $77,561. On October 19, 2022, Parrut agreed to subordinate their note to a promissory note issued to Montage Capital II, L.P. In return, we restructured the payment schedule for the Parrut note which was set to mature on August 31, 2023, and bears interest at 12%. On August 31, 2023, we did not make payments of amounts due under the note and defaulted with Parrut.

On March 27, 2024, the Company and Parrut signed an agreement to convert the current outstanding principal, accrued interest, and penalties in aggregate of $258,714 into 168,414 shares of common stock. As a result of this transaction the Company recognized $14,959 in loss on extinguishment of debt recorded within other expense on condensed consolidated statement of operations for the three-months ended March 31, 2024. As of September 30, 2024, and December 31, 2023, the outstanding balance on the promissory note with Parrut was $0 and $238,723, respectively.

We issued a promissory note for $3,000,000 pursuant to the Novo Group acquisition agreement dated August 27, 2021. The note originally had a term of 30 months, bears interest at 6%, and was scheduled to mature on February 1, 2024. The note requires monthly payments of $85,000 for the first 12 months, $110,000 for months 13 through 24, $155,000 for months 25 through 29, and $152,357 for month 30. In April 2022, we negotiated a reduction in this promissory note with Novo Group due to employee turnover that occurred following the acquisition. We entered into an agreement with Novo Group to reduce the outstanding principal balance by $600,000 and changed the maturity date to November 1, 2023. The reduction in the promissory note was accounted for as a gain on debt extinguishment in 2023.

In October 2022, Novo Group entered into a Subordination Agreement (“Subordination Agreement”), pursuant to which Novo agreed to subordinate all its indebtedness and obligations we owe to Novo to all the indebtedness and obligations we owe to Montage Capital.

In February 2023, we entered into an additional Amendment to the Promissory Note with Novo Group, Inc. (the “Novo Amendment”). The Novo Amendment further modifies the Promissory Note issued to Novo on August 27, 2021 (the “Novo Note”) and amended on April 1, 2022, by amending the payment schedule pursuant to which we would make payments of principal and interest to Novo. Novo agreed we would pay interest only for the period starting November 1, 2022, through and including March 31, 2023, with payments of principal and interest to resume starting April 1, 2023. We also replaced the existing payment schedule with a new payment schedule terminating on October 31, 2023. On November 1, 2023, we did not make payments due on the promissory note with Novo Group and are currently in process of amending the maturity date of the note. As of December 31, 2023, we had defaulted on the Promissory Note, dated as of August 27, 2021 (the “Novo Note”), issued by the Company to Novo Group, Inc. (“Novo”). In an event of default under the Novo Note would cause the default interest rate of 12% to apply as set forth in the Novo Note and Novo would be permitted to elect to accelerate payment of amounts due under the Novo Note. As of September 30, 2024, and December 31, 2023, the outstanding balance on the promissory note with Novo Group was $1,198,617.

On August 17, 2022, we issued promissory notes for $1,111,111, in the aggregate (the “8/17/22 Notes”) We received proceeds of $960,000, net of debt issuance costs of $40,000 and an original issue discount of $111,111. The 8/17/22 Notes have a term of 12 months, bear interest at 6%, and was set to mature on August 17, 2023. The 8/17/22 Notes were set to be paid off in full on August 17, 2023. As a part of these financings, we granted the noteholders 46,296 warrants to purchase our common stock (See Note 9) (the “8/17/22 Warrants”). The 8/17/22 Warrants were valued at $463,737 and treated as a debt discount to be amortized over the life of the note. On August 7, 2023, the Company signed an amendment to the 8/17/22 Notes. The amendment extends each of the maturity dates of August 17, 2023, and August 30, 2023 respectively, by 180 days. In return, the company has agreed to give $50,000 in either stock or cash at its discretion within ninety days of signing the amendment. As of December 31, 2023, we had defaulted on the Promissory Note, dated as of August 17, 2022, the (“8/17/22 Notes”). In event of default under the 8/17/22 Notes caused the default interest rate of 15% to apply as set forth in the 8/17/22 Notes and the holders of the 8/17/22 Notes would be permitted to elect to accelerate payment of amounts due, at the Mandatory Default Amount, as defined in the 8/17/2022 Notes, under each of the holder’s respective 8/17/22 Notes.

On November 6, 2023, the Company received written notice (the “Default Notice”) from Cavalry Fund I LP that the Company was in default under that certain (i) the August 17 Note issued by the Company to Cavalry, and that certain (ii) the August 30 Note. As a result of the Identified Defaults, the Company would be in default under the following agreements for indebtedness: (i) Original Issue Discount Promissory Note, dated as of August 17, 2022, issued pursuant to the August 17 SPA by the Company to Porter Partners, L.P., (ii) Original Issue Discount Promissory Note, dated as of August 30, 2022, issued pursuant to the August 30 SPA by the Company to L1 Capital Global Opportunities Master Fund, (iii)Original Issue Discount Promissory Note, dated as of August 30, 2022, issued pursuant to the August 30 SPA by the Company to Firstfire Global Opportunities Fund LLC, and (iv) Original Issue Discount Promissory Note, dated as of August 30, 2022, issued pursuant to the August 30 SPA by the Company to Puritan Partner, LLC (collectively, the “Other August 2022 Notes”). An event of default under the Other August 2022 Notes would cause the default interest rate of 15% to apply as set forth in the Other August 2022 Notes and the holders of the Other August 2022 Notes would be permitted to elect to accelerate payment of amounts due, at the Mandatory Default Amount, as defined in the Other August 2022 Notes, under each of the holder’s respective Other August 2022 Note.

On February 9, 2024, Calvary Fund I LP entered into an agreement to reassign the entire balance of the notes entered into on August 17, 2022, including principal, accrued interest, and any penalties incurred to certain individuals and institutional noteholders. In addition, 104,274 Warrants from Calvary were reassigned to these new noteholders. On February 12, 2024, these new noteholders converted a total of $523,380 of the outstanding principal of the note in exchange for 286,001 shares of the Company’s common stock. On February 12, 2024, the new noteholders elected to exercise such warrants and paid the exercise price thereof through the reduction of debt. A total of $289,882 of debt was repaid with the warrant exercise proceeds. Additionally, the new noteholders agreed to extinguish $370,604 of debt pursuant to this agreement being enacted.

On July 11, 2024 the Company and the holder of the remaining amount of the 8/17/22 entered into certain Debt Settlement and Release Agreements whereas the party have agreed to the complete conversion and waiver of any and all remaining amounts due under the 8/17/22 Note, whether principal, interest or penalties, along with the waiver and release of any and all claims against the Company from the holder. In exchange for the complete conversion, and waiver of rights, the Company has agreed to issue the noteholder an aggregate of 1,833,935 shares of common stock. During the three months ended September 30, 2024, the 8/17/22 noteholders converted a total of $296,082 of outstanding principal and $19,169 of outstanding accrued interest.

As of September 30, 2024, and December 31, 2023, the outstanding balance on the 8/17/22 Notes, net of the unamortized debt issuance costs and debt discounts of $0 and $13,056, respectively, was $0 and $1,421,864 respectively.

As a result of the 8/17/22 Notes and 8/30/22 Notes settlement transactions, the Company recognized a loss on extinguishment of debt for the amount of $8,224,042 recorded within other income for the three-month ended September 30, 2024.

On August 30, 2022, we issued promissory notes for $1,305,556, in the aggregate (the “8/30/22 Notes,” and together with the 8/17/22 Notes, the “August 2022 Notes”). We received proceeds of $1,175,000, net of an original issue discount of $130,556. The 8/30/22 Notes have a term of 12 months, bear interest at 6%, and were set to mature on August 30, 2023. The 8/30/22 Notes were set to be paid off in full on August 30, 2023. As a part of these financings, we granted the noteholders 54,398 warrants to purchase our common stock (See Note 9) (the “8/30/22 Warrants, and together with the 8/17/22 Warrants, the “August 2022 Warrants”). These 8/30/22 Warrants were valued at $569,106 and treated as a debt discount to be amortized over the life of the note. As of December 31, 2023, we had defaulted on the Promissory Note, dated as of August 30, 2022, the (“8/30/22 Notes”). In event of default under the 8/30/22 Notes caused the default interest rate of 15% to apply as set forth in the 8/30/22 Notes and the holders of the 8/30/22 Notes would be permitted to elect to accelerate payment of amounts due, at the Mandatory Default Amount, as defined in the 8/30/2022 Notes, under each of the holder’s respective 8/30/22 Notes.

On February 9, 2024, 8/30/22 Note Holders entered into an agreement to reassign the entire balance of the notes entered into on August 30, 2022, including principal, accrued interest, and any penalties incurred to certain individual and institutional investors (the “new noteholders”).

Also, On February 9, 2024, 8/30/22 Note Holders entered into an agreement with the new noteholders whereas the assignees transferred 108,912 Warrants. On February 12, 2024, the new noteholders elected to exercise such warrants and paid the exercise price of $302,175 through the reduction of debt.

On February 12, 2024, the Company entered into an agreement with the new noteholders whereas they agreed to waive a total of $224,332 of the debt assigned to them.

As a result of the 8/17/22 Notes and 8/30/22 Notes settlement transactions, the Company recognized a gain on extinguishment of debt for the amount of $594,936 recorded within other income for the three-month ended March 31, 2024.

On July 11, 2024 the Company and the holders of the remaining amount of the 8/30/22 Notes entered into certain Debt Settlement and Release Agreements whereas the parties have agreed to the complete conversion and waiver of any and all remaining amounts due under the 8/30/22 Notes, whether principal, interest or penalties, along with the waiver and release of any and all claims against the Company from the holders. In exchange for the complete conversion, and waiver of rights, the Company has agreed to issue the noteholders an aggregate of 3,524,634 shares of common stock. During the three months ended September 30, 2024, the 8/30/22 noteholders converted a total of $705,738 of outstanding principal and $164,616 of outstanding accrued interest.

As of September 30, 2024, and December 31, 2023, the outstanding balance on the 8/30/22 Notes, net of the unamortized debt issuance costs and debt discounts of $0 and $0, respectively, was $0 and $1,194,445 respectively.

As a result of the 8/17/22 Notes and 8/30/22 Notes settlement transactions, the Company recognized a loss on extinguishment of debt for the amount of $8,224,042 recorded within other income for the three-month ended September 30, 2024.

On October 19, 2022, the Company closed a Loan and Security Agreement (the “Loan Agreement”), by and among the Company and Montage Capital II, L.P. (the “Lender”). Pursuant to the Loan Agreement, the Lender will make advances (“Advances”) in the aggregate principal amount of $2,250,000, with the first Advance of $2,000,000 being provided on or around the Closing Date and the second Advance of $250,000 being available to the Company upon request prior to April 30, 2023. Interest will accrue on all Advances under the Loan Agreement at a per annum rate of 12.75%. In the event of a default under the terms of the Loan Agreement, the interest rate increases by 5 percentage points above the interest rate in effect immediately prior to a default. The entire outstanding principal balance of the Advances, all accrued and unpaid interest thereon, and all fees and other amounts outstanding thereunder will be immediately due and payable on the 42nd month anniversary of the Closing Date (the “Maturity Date”). In connection with the Loan Agreement, the Company granted and pledged to the Lender a continuing security interest in all presently existing and hereafter acquired or arising Collateral (as more specifically defined in the Loan Agreement) which includes all personal property of the Company and its subsidiaries. The Loan Agreement contains certain affirmative and negative covenants to which the Company is also subject.

The Company agreed to pay the Lender a fee of $45,600, with $40,000 due upon the execution of the Loan Agreement and the balance due upon the funding of the second Advance. The Company is permitted to prepay any amounts due to the Lender; provided, however, that a Prepayment Fee (as more specifically defined in the Loan Agreement) shall be owed to the Lender depending on when the amounts are prepaid.

In addition, in connection with the Loan Agreement, the Company issued 47,103 warrants to purchase common stock of the Company (the “Warrants”) to the Lender, with 41,520 Warrants issued and exercisable upon the Closing Date and the additional 5,580 Warrants becoming exercisable upon funding of the second Advance. The Warrants are exercisable for ten years from the Closing Date at an exercise price of $30.00 per share, subject to certain adjustments. Upon the earlier of the Maturity Date or a sale of the Company or other change in control, the Lender has the right to cause the Company to repurchase the Warrants for up to $703,125 ($600,000 if only the first Advance has been made and $703,125 if both Advances have been made) which is recorded as a warrant liability for puttable warrants at fair value. The Company is also obligated to pay the Lender a cash fee equal to 1.25% of the aggregate principal amount of the Advances that is outstanding on each anniversary of the Closing Date if (i) the average closing price of the Company’s common stock for the thirty (30) day period prior to such anniversary date is less than $30.00 or (ii) the closing price of the Company’s common stock for the date immediately prior to such anniversary date is less than $30.00.

The Company accrues anniversary fees each year on the one-year anniversary of the issuance date of 1.25% of the outstanding advance balance depending on the stock price. The accrued anniversary fees are payable on the date the buyout fee becomes due and payable. The Company records an expense for the 1.25% cash fee ratably over the 12 months.

On February 2, 2023, the Company entered into a First Amendment to Loan and Security Agreement (the “Montage Amendment”), by and between the Company, its subsidiaries (Recruiter.com, Inc., Recruiter.com Recruiting Solutions, LLC, Recruiter.com Consulting, LLC, VocaWorks, Inc., Recruiter.com Scouted, Inc., Recruiter.com Upsider, Inc., and Recruiter.com - OneWire, Inc.), and Montage, effective as December 18, 2022. The Montage Amendment modifies that certain Loan and Security Agreement by and among the Company, its subsidiaries, and Montage to provide the Company with additional time to meet certain post-closing covenants.

On August 16, 2023, we entered into a Second Amendment to Loan and Security Agreement (the “Second Montage Amendment”), by and among the Company, its subsidiaries and Montage. The Second Montage Amendment modifies that certain Loan and Security Agreement by and among the Company, its subsidiaries, and Montage, as amended (the “Loan and Security Agreement”) to join Cogno. Group, Inc. as an additional borrower to the Loan and Security Agreement and amend and restate the definition of “Maturity Date” to the earlier of (i) the four-month anniversary of the initial closing of the Purchase Agreement or (ii) February 28, 2024. Additionally, the Montage Amendment provides for Montage’s consent to certain transactions that would have otherwise been prohibited under the Loan and Security Agreement, including the transaction contemplated by the Purchase Agreement with Job Mobz.

In addition, in connection with the Second Montage Amendment, the Company issued warrants to purchase common stock of CognoGroup, Inc. (the “CognoGroup, Inc. Warrants”) to the Lender. The number of shares shall be equal to 1.4% of the CognoGroup, Inc. outstanding capital stock on a fully diluted basis at the exercise price of $0.01 per share and with expiration date of October 19, 2032. On and after the earlier to occur of (i) October 19, 2026, (ii) any sale, license, or other disposition of all or substantially all of the assets of the CognoGroup, Inc., or any reorganization, consolidation, or merger of the CognoGroup, Inc. where the holders of the CognoGroup, Inc.’s securities before the transaction beneficially own less than 50% of the outstanding voting securities of the surviving entity after the transaction, (iii) a transaction in which any “person” or “group” becomes the “beneficial owner” (as defined in Rule 13d-3 under the Securities Exchange Act of 1934), directly or indirectly, of a sufficient number of shares of all classes of stock then outstanding of the CognoGroup, Inc. ordinarily entitled to vote in the election of directors, empowering such “person” or “group” to elect a majority of the Board of Directors of the CognoGroup, Inc., who did not have such power before such transaction (“Change in Control”), or (iv) the dissolution or liquidation of the CognoGroup, Inc (“Wind-Up”), CognoGroup, Inc. shall, at the request of Holder, purchase all rights that Holder has under this CognoGroup, Inc. Warrants for a cash payment in the amount equal to $600,000 (the “Buyout Fee”).

On September 18, 2024, Montage entered into an agreement to sell and assign its rights and obligations, including principal, accrued interest, and any penalties incurred to an individual accredited investor (the “New Noteholder”) for a purchase price of $720,000. The Company repaid $1,071,522 of principle under the Montage note during the nine months ended September 30, 2024.

On September 19, 2024, the Company and the New Noteholder entered into a certain Debt Settlement and Release Agreement whereas the parties have agreed to the complete conversion and waiver of any and all remaining amounts due under the Second Montage Amendment, whether principal, interest or penalties, along with the waiver and release of any and all claims against the Company from the holders. In exchange for the complete conversion, and waiver of rights, the Company has agreed to issue the noteholders an aggregate of 720,000 shares of common stock. On September 19, 2024 the New Noteholder converted $670,448 of outstanding principal and $69,827 of outstanding accrued interest.

As of September 30, 2024, and December 31, 2023, the outstanding balance on the Loan Agreement, net of the unamortized debt issuance costs and debt discounts of $0 and $164,016, respectively, was $0 and $1,577,984, respectively.

As a result of the Montage Note settlement transaction, the Company recognized a loss on extinguishment of debt for the amount of $879,725 recorded within other income for the three-month ended September 30, 2024.

As of September 30, 2024, and December 31, 2023, the outstanding principal balance on the promissory notes payable totaled $1,198,617 and $5,808,705, respectively.

The status of the loans payable as of September 30, 2024, and December 31, 2023, are summarized as follows:

	September 30, 2024	December 31, 2023
Promissory notes	$1,198,617	$5,808,705
Total loans payable	1,198,617	5,808,705
Less: Unamortized debt discount or debt issuance costs	-	(177,072)
Less current portion	(1,198,617)	(5,631,633)
Non-current portion	$-	$-

NOTE 7 - LOANS PAYABLE AND FACTORING AGREEMENT

Promissory Notes Payable

We received $250,000 in proceeds from an institutional investor pursuant to a promissory note dated May 6, 2021. The note bears interest at 12% per year and matures on May 6, 2023. In April 2022, we paid off the total principal balance of the note and the accrued interest.

We issued a promissory note for $1,750,000 pursuant to the Parrut acquisition agreement dated July 7, 2021. The note had a term of 24 months, accrued interest at 6%, and originally matured on July 1, 2023. The note required monthly payments of $77,561. On October 19, 2022, Parrut agreed to subordinate their note to a promissory note issued to Montage Capital II, L.P. In return, we restructured the payment schedule for the Parrut note which was set to mature on August 31, 2023, and bears interest at 12%. On August 31, 2023, we did not make payments of amounts due under the note and defaulted with Parrut and are currently negotiating an extension of the maturity date of the note. As of December 31, 2023, and December 31, 2022, the outstanding balance on the promissory note with Parrut was $238,723 and $444,245, respectively.

We issued a promissory note for $3,000,000 pursuant to the Novo Group acquisition agreement dated August 27, 2021. The note originally had a term of 30 months, bears interest at 6%, and was scheduled to mature on February 1, 2024. The note requires monthly payments of $85,000 for the first 12 months, $110,000 for months 13 through 24, $155,000 for months 25 through 29, and $152,357 for month 30. In April 2022, we negotiated a reduction in this promissory note with Novo Group due to employee turnover that occurred following the acquisition. We entered into an agreement with Novo Group to reduce the outstanding principal balance by $600,000 and changed the maturity date to November 1, 2023. The reduction in the promissory note was accounted for as gain on debt extinguishment on the consolidated statement of operations.

In October 2022, Novo Group entered into a Subordination Agreement (“Subordination Agreement”), pursuant to which Novo agreed to subordinate all its indebtedness and obligations we owe to Novo to all the indebtedness and obligations we owe to Montage Capital.

In February 2023, we entered into an additional Amendment to the Promissory Note with Novo Group, Inc. (the “Novo Amendment”). The Novo Amendment further modifies the Promissory Note issued to Novo on August 27, 2021 (the “Novo Note”) and amended on April 1, 2022, by amending the payment schedule pursuant to which we would make payments of principal and interest to Novo. Novo agreed we would pay interest only for the period starting November 1, 2022 though and including March 31, 2023, with payments of principal and interest to resume starting April 1, 2023. We also replaced the existing payment schedule with a new payment schedule terminating on October 31, 2023. On November 1, 2023, we did not make payments due on the promissory note with Novo Group and are currently in process of amending the maturity date of the note. As of December 31, 2023, we had defaulted on the Promissory Note, dated as of August 27, 2021 (the “Novo Note”), issued by the Company to Novo Group, Inc. (“Novo”). In an event of default under the Novo Note would cause the default interest rate of 12%to apply as set forth in the Novo Note and Novo would be permitted to elect to accelerate payment of amounts due under the Novo Note. As of December 31, 2023 and 2022, the outstanding balance on the promissory note with Novo Group was $1,198,617 and $1,292,360, respectively.

On August 17, 2022, we issued promissory notes for $1,111,111, in the aggregate (the “8/17/22 Notes”) We received proceeds of $960,000, net of debt issuance costs of $40,000 and an original issue discount of $111,111. The 8/17/22 Notes have a term of 12 months, bear interest at 6%, and was set to mature on August 17, 2023. The 8/17/22 Notes were set to be paid off in full on August 17, 2023. As a part of these financings, we granted the noteholders 46,296 warrants to purchase our common stock (See Note 9) (the “8/17/22 Warrants”). The 8/17/22 Warrants were valued at $463,737 and treated as a debt discount to be amortized over the life of the note. On August 7, 2023, the Company signed an amendment to the 8/17/22 Notes.  The amendment extends each of the maturity dates of August 17, 2023, and August 30, 2023 respectively, by 180 days. In return, the company has agreed to give $50,000 in either stock or cash at its discretion within ninety days of signing the amendment. As of December 31, 2023, the related $50,000 of debt issuance costs was recorded within accrued expenses as no discretion has been elected. As of December 31, 2023, we had defaulted on the Promissory Note, dated as of August 17, 2022 the (“8/17/22 Notes”). In event of default under the 8/17/22 Notes caused the default interest rate of 15% to apply as set forth in the 8/17/22 Notes and the holders of the 8/17/22 Notes would be permitted to elect to accelerate payment of amounts due, at the Mandatory Default Amount, as defined in the 8/17/2022 Notes, under each of the holder’s respective 8/17/22 Notes.

On November 6, 2023, the Company received written notice (the “Default Notice”) from Cavalry Fund I LP that the Company was in default under that certain (i) the August 17 Note issued by the Company to Cavalry, and that certain (ii) the August 30 Note. As a result of the Identified Defaults, the Company would be in default under the following agreements for indebtedness: (i) Original Issue Discount Promissory Note, dated as of August 17, 2022, issued pursuant to the August 17 SPA by the Company to Porter Partners, L.P., (ii) Original Issue Discount Promissory Note, dated as of August 30, 2022, issued pursuant to the August 30 SPA by the Company to L1 Capital Global Opportunities Master Fund, (iii)Original Issue Discount Promissory Note, dated as of August 30, 2022, issued pursuant to the August 30 SPA by the Company to Firstfire Global Opportunities Fund LLC, and (iv) Original Issue Discount Promissory Note, dated as of August 30, 2022, issued pursuant to the August 30 SPA by the Company to Puritan Partner, LLC (collectively, the “Other August 2022 Notes”). An event of default under the Other August 2022 Notes would cause the default interest rate of 15% to apply as set forth in the Other August 2022 Notes and the holders of the Other August 2022 Notes would be permitted to elect to accelerate payment of amounts due, at the Mandatory Default Amount, as defined in the Other August 2022 Notes, under each of the holder’s respective Other August 2022 Note.

As of December 31, 2023, and December 31, 2022, the outstanding balance on the 8/17/22 Notes, net of the unamortized debt issuance costs and debt discounts of $13,056 and $384,280, respectively, was $1,421,864 and $726,831, respectively.

On August 30, 2022, we issued promissory notes for $1,305,556, in the aggregate (the “8/30/22 Notes,” and together with the 8/17/22 Notes, the “August 2022 Notes”). We received proceeds of $1,175,000, net of an original issue discount of $130,556. The 8/30/22 Notes have a term of 12 months, bear interest at 6%, and were set to mature on August 30, 2023. The 8/30/22 Notes were set to be paid off in full on August 30, 2023. As a part of these financings, we granted the noteholders 54,398 warrants to purchase our common stock (See Note 9) (the “8/30/22 Warrants, and together with the 8/17/22 Warrants, the “August 2022 Warrants”). These 8/30/22 Warrants were valued at $569,106 and treated as a debt discount to be amortized over the life of the note. As of December 31, 2023, we had defaulted on the Promissory Note, dated as of August 30, 2022, the (“8/30/22 Notes”). In event of default under the 8/30/22 Notes caused the default interest rate of 15% to apply as set forth in the 8/30/22 Notes and the holders of the 8/30/22 Notes would be permitted to elect to accelerate payment of amounts due, at the Mandatory Default Amount, as defined in the 8/30/2022 Notes, under each of the holder’s respective 8/30/22 Notes. As of December 31, 2023, and December 31, 2022, the outstanding balance on the 8/30/22 Notes, net of the unamortized debt issuance costs and debt discounts of $0 and $466,441, respectively, was $1,194,445 and $839,115, respectively.

On October 19, 2022, the Company closed a Loan and Security Agreement (the “Loan Agreement”), by and among the Company and Montage Capital II, L.P. (the “Lender”). Pursuant to the Loan Agreement, the Lender will make advances (“Advances”) in the aggregate principal amount of $2,250,000, with the first Advance of $2,000,000 being provided on or around the Closing Date and the second Advance of $250,000 being available to the Company upon request prior to April 30, 2023. Interest will accrue on all Advances under the Loan Agreement at a per annum rate of 12.75%. In the event of a default under the terms of the Loan Agreement, the interest rate increases by 5 percentage points above the interest rate in effect immediately prior to a default. The entire outstanding principal balance of the Advances, all accrued and unpaid interest thereon, and all fees and other amounts outstanding thereunder will be immediately due and payable on the 42nd month anniversary of the Closing Date (the “Maturity Date”). In connection with the Loan Agreement, the Company granted and pledged to the Lender a continuing security interest in all presently existing and hereafter acquired or arising Collateral (as more specifically defined in the Loan Agreement) which includes all personal property of the Company and its subsidiaries. The Loan Agreement contains certain affirmative and negative covenants to which the Company is also subject.

The Company agreed to pay the Lender a fee of $45,600, with $40,000 due upon the execution of the Loan Agreement and the balance due upon the funding of the second Advance. The Company is permitted to prepay any amounts due to the Lender; provided, however, that a Prepayment Fee (as more specifically defined in the Loan Agreement) shall be owed to the Lender depending on when the amounts are prepaid.

In addition, in connection with the Loan Agreement, the Company issued 47,103 warrants to purchase common stock of the Company (the “Warrants”) to the Lender, with 41,520 Warrants issued and exercisable upon the Closing Date and the additional 5,580 Warrants becoming exercisable upon funding of the second Advance. The Warrants are exercisable for ten years from the Closing Date at an exercise price of $30.00 per share, subject to certain adjustments. Upon the earlier of the Maturity Date or a sale of the Company or other change in control, the Lender has the right to cause the Company to repurchase the Warrants for up to $703,125 ($600,000 if only the first Advance has been made and $703,125 if both Advances have been made) which is recorded as a warrant liability for puttable warrants at fair value (See Note 1). The Company is also obligated to pay the Lender a cash fee equal to 1.25% of the aggregate principal amount of the Advances that is outstanding on each anniversary of the Closing Date if (i) the average closing price of the Company’s common stock for the thirty (30) day period prior to such anniversary date is less than $30.00 or (ii) the closing price of the Company’s common stock for the date immediately prior to such anniversary date is less than $30.00.

The Company accrues anniversary fees each year on the one-year anniversary of the issuance date of 1.25% of the outstanding advance balance depending on the stock price. The accrued anniversary fees are payable on the date the buyout fee becomes due and payable. The Company records an expense for the 1.25% cash fee ratably over the 12 months.

On February 2, 2023, the Company entered into a First Amendment to Loan and Security Agreement (the “Montage Amendment”), by and between the Company, its subsidiaries (Recruiter.com, Inc., Recruiter.com Recruiting Solutions, LLC, Recruiter.com Consulting, LLC, VocaWorks, Inc., Recruiter.com Scouted, Inc., Recruiter.com Upsider, Inc., and Recruiter.com - OneWire, Inc.), and Montage, effective as December 18, 2022. The Montage Amendment modifies that certain Loan and Security Agreement by and among the Company, its subsidiaries, and Montage to provide the Company with additional time to meet certain post-closing covenants.

On August 16, 2023, we entered into a Second Amendment to Loan and Security Agreement (the “Second Montage Amendment”), by and among the Company, its subsidiaries and Montage. The Second Montage Amendment modifies that certain Loan and Security Agreement by and among the Company, its subsidiaries, and Montage, as amended (the “Loan and Security Agreement”) to join Cogno. Group, Inc. as an additional borrower to the Loan and Security Agreement and amend and restate the definition of “Maturity Date” to the earlier of (i) the four-month anniversary of the initial closing of the Purchase Agreement or (ii) February 28, 2024. Additionally, the Montage Amendment provides for Montage’s consent to certain transactions that would have otherwise been prohibited under the Loan and Security Agreement, including the transaction contemplated by the Purchase Agreement with Job Mobz.

In addition, in connection with the Second Montage Amendment, the Company issued warrants to purchase common stock of CognoGroup, Inc. (the “CognoGroup, Inc. Warrants”) to the Lender. The number of shares shall be equal to 1.4% of the CognoGroup, Inc. outstanding capital stock on a fully diluted basis at the exercise price of $0.01 per share and with expiration date of October 19, 2032. On and after the earlier to occur of (i) October 19, 2026, (ii) any sale, license, or other disposition of all or substantially all of the assets of the CognoGroup, Inc., or any reorganization, consolidation, or merger of the CognoGroup, Inc. where the holders of the CognoGroup, Inc.’s securities before the transaction beneficially own less than 50% of the outstanding voting securities of the surviving entity after the transaction, (iii) a transaction in which any “person” or “group” becomes the “beneficial owner” (as defined in Rule 13d-3 under the Securities Exchange Act of 1934), directly or indirectly, of a sufficient number of shares of all classes of stock then outstanding of the CognoGroup, Inc. ordinarily entitled to vote in the election of directors, empowering such “person” or “group” to elect a majority of the Board of Directors of the CognoGroup, Inc., who did not have such power before such transaction (“Change in Control”), or (iv) the dissolution or liquidation of the CognoGroup, Inc (“Wind-Up”), CognoGroup, Inc. shall, at the request of Holder, purchase all rights that Holder has under this CognoGroup, Inc. Warrants for a cash payment in the amount equal to $600,000 (the “Buyout Fee”).

On November 8, 2023, we notified Montage and other lenders of the occurrence of the receipt of a default notice from Cavalry, which would have the effect of triggering a cross default. On February 13, 2024, the Board of Directors authorized the conversion of promissory notes, along with their associated interest and penalties to equity, connected with the original issuance of Promissory Notes issued August 17, 2022, originally in the amount of $1,111,111 and August 30, 2022, originally in the amount of $1,305,556. Additionally, the Board of Directors authorized the retirement of partial amounts of that Promissory Note debt to pay the exercise price of their associated warrants, thereby retiring the warrants (See Note 13).

As of December 31, 2023, and December 31, 2022, the outstanding balance on the Loan Agreement, net of the unamortized debt issuance costs and debt discounts of $164,016 and $622,630, respectively, was $1,577,984 and $1,377,370, respectively.

As of December 31, 2023, and December 31, 2022, the outstanding principal balance on the promissory notes payable totaled $5,808,705 and $6,153,272, respectively.

Factoring Arrangement

We entered into a factoring agreement with CSNK Working Capital Finance Corp. d/b/a Bay View Funding, a subsidiary of Heritage Bank of Commerce (the “Buyer”), effective April 27, 2022 (the “Factoring Agreement”), for the purpose of factoring our trade accounts receivable with recourse. The proceeds of the factoring are used to fund our general working capital needs. The Company is accounting for this transaction as a secured borrowing under the Transfers and Servicing of Financial Assets guidance. The agreement is for a term of twelve months with an auto renewal clause for an additional twelve months unless terminated by the parties. The agreement is secured by substantially all assets of the Company.

Pursuant to the Factoring Agreement, we sell certain trade accounts receivable to the Buyer. We are charged a finance fee, defined as a floating rate per annum on outstanding advances under the Factoring Agreement, equal to the prime rate plus 3.25% due on the first day of each month. We are also charged a factoring fee of 0.575% of the gross face value of any trade accounts receivables for the first 30 days from when the trade accounts receivable is purchased and 0.30% for each fifteen days afterward until the purchased receivable is paid in full or repurchased.

We receive advances of up to 85% of the amount of eligible trade accounts receivable. Advances outstanding shall not exceed the lesser of $3,000,000 or an amount equal to the sum of all undisputed purchased trade accounts receivable multiplied by 85%, less any reserved funds.

All collections of purchased receivables go directly to the Buyer controlled lockbox and Buyer shall apply these collections to the Company’s obligations. The Company will immediately turn over to Buyer any payment on a purchased receivable, or receivable assigned to Buyer under the Factoring Agreement, that comes into the Company’s possession. In the event the Company comes into possession of a remittance comprising payments of both a purchased receivable and receivable which has not been purchased by Buyer, the Company is required to hold the same in accordance with the provisions set forth above and immediately turn same over to Buyer.

As stated previously, the Company factors the accounts receivable on a recourse basis. Therefore, if the Buyer cannot collect the factored accounts receivable from the customer, the Company must refund the advance amount remitted to us for any uncollected accounts receivable from the customer. Accordingly, the Company records the liability of potentially having to refund the advance amount as short-term debt when the factoring arrangement is utilized. As of December 31, 2023 and December 31, 2022, $0 and $545,216 of advances were outstanding under the factoring arrangement, respectively, and $6,318 and $263,939, was due from the factor resulting in a net $0 and $281,277 loan payable to the factor at December 31, 2023 and 2022, respectively.

As consideration for Buyer forgoing other factoring transactions in the marketplace and for establishing the maximum credit of $3,000,000, the Company paid the Buyer a facility fee upon entering into the Factoring Agreement (the “Facility Fee”) in the amount of one half of one percent (0.50%) of the maximum credit, $15,000. An additional Facility Fee is charged for increases to the maximum credit, but only for the incremental increase. The Facility Fee was accounted for as a factoring fee expense, which is included as part of the interest expense along with all other factor fees.

The cost of factoring for the year ended December 31, 2023, and 2022, was $21,441 and $179,303, respectively, and is included in interest expense on the consolidated statements of operations.

The status of the loans payable as of December 31, 2023, and December 31, 2022 is summarized as follows:

	December 31, 2023	December 31, 2022
Promissory notes	$5,808,705	$6,153,272
Factoring arrangement	-	281,277
Total loans payable	5,808,705	6,434,549
Less: Unamortized debt discount or debt issuance costs	(177,072)	(1,473,351)
Less current portion	(5,631,633)	(3,700,855)
Non-current portion	$-	$1,260,343

The future principal payments of the loans payable are as follows:

Year Ending December 31,
2024	$5,808,705